CONDENSED CONSOLIDATED STATEMENTS OF TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (Parenthetical) - Temporary redeemable preferred stock - $ / shares	Dec. 31, 2024	Sep. 30, 2024
Original issue price per share	1,000	1,000
Adjusted issue price per share	600	600